Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 10,920,000	$ 17,496,000	$ 30,000,000
Impaired Financing Receivable, Related Allowance	1,074,000	3,778,000
Loan Receivable for Which Value of Collateral Sufficient to Repay	8,000,000	7,800,000	10,300,000
Impaired Financing Receivable, Interest Income, Accrual Method	347,000	494,000
Financing Receivable, Modifications, Recorded Investment	9,450,000	17,392,000	31,700,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	900,000	1,800,000	2,500,000
Restructured Loans Classified Performing	100,000
Restructured Loans Classified Non Performing	100,000
Loans and Leases Receivable, Impaired, Commitment to Lend	0	0
Maximum Time for Loan Modifications	6 months
Reserves for Loan Losses on Troubled Debt Restructurings	400,000	2,900,000
Percentage Reserves for Loan Losses On Troubled Debt Restructurings	5.10%	25.60%
Loans and Leases Receivable, Allowance	8,332,000	11,401,000	21,608,000	23,888,000
Non-Accuring Loans[Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	800,000	3,400,000	3,900,000
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Accrual Method	900,000	1,800,000	2,400,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	200,000	100,000	500,000
Trouble Debt Restructings [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 300,000	$ 500,000	$ 900,000